Post-Employment Benefits - Summary of Calculation of Net Amount Recognized in Balance Sheet, Corresponding to Defined Benefit Plan (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net assets of the plans	R$ 22,732	R$ 18,808
4 - Net amount recognized in the balance sheet (1+2+3)	(1,083)	34
Amount recognized in Assets (Note 18a)	717	731
Amount recognized in Liabilities (Note 18b)	(1,800)	(697)
Defined Benefit Plans and Variable Contribution And Other Post Employment Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Net assets of the plans	24,207	20,412
Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities	(20,680)	(15,775)
Asset restriction [member]
Disclosure of defined benefit plans [line items]
Asset restriction (*)	(4,610)	(4,603)
BD and CV Plans [member]
Disclosure of defined benefit plans [line items]
4 - Net amount recognized in the balance sheet (1+2+3)	(742)	(349)
Amount recognized in Assets (Note 18a)	91	66
Amount recognized in Liabilities (Note 18b)	(833)	(415)
BD and CV Plans [member] | Defined Benefit Plans and Variable Contribution And Other Post Employment Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Net assets of the plans	22,732	18,808
BD and CV Plans [member] | Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities	(19,713)	(15,493)
BD and CV Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Asset restriction (*)	(3,761)	(3,664)
CD Plans [member]
Disclosure of defined benefit plans [line items]
4 - Net amount recognized in the balance sheet (1+2+3)	626	665
Amount recognized in Assets (Note 18a)	626	665
CD Plans [member] | Defined Benefit Plans and Variable Contribution And Other Post Employment Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Net assets of the plans	1,475	1,604
CD Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Asset restriction (*)	(849)	(939)
Other post employment benefits [member]
Disclosure of defined benefit plans [line items]
4 - Net amount recognized in the balance sheet (1+2+3)	(967)	(282)
Amount recognized in Liabilities (Note 18b)	(967)	(282)
Other post employment benefits [member] | Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities	R$ (967)	R$ (282)